GENERAL (Details) - USD ($) $ / shares in Units, $ in Thousands		3 Months Ended		6 Months Ended		12 Months Ended
	Jul. 01, 2019	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018
Equity [Abstract]
Accumulated deficit		$ (178,758)	$ (136,763)	$ (178,758)	$ (136,763)	$ (169,213)
Cash flows from operating activities		(7,870)	(6,455)	(17,320)	(13,254)	(26,426)
General [Abstract]
Net proceeds from IPO		$ (108)	$ 0	$ (346)	$ 0	$ 47,479
Initial Public Offering [Member] | Subsequent Events [Member]
General [Abstract]
Ordinary shares sold (in shares)	7,000,000
Share price (in dollars per share)	$ 5.00
Net proceeds from IPO	$ 37,135
Issuance costs related to equity	$ 3,115
Unallotted [Member] | Subsequent Events [Member]
General [Abstract]
Ordinary shares sold (in shares)	1,050,000
Share price (in dollars per share)	$ 5.00
Number of days to purchase additional shares	30 days
Unallotted [Member] | Top of Range [Member] | Subsequent Events [Member]
General [Abstract]
Number shares available to purchase (in shares)	1,050,000